DEPOSITS	12 Months Ended
Jun. 30, 2019
Deposits [Abstract]
DEPOSITS
12.	DEPOSITS

Deposit accounts are summarized as follows:

	2019		2018
	Amount	Percent of Portfolio	Amount	Percent of Portfolio

	(Dollars in Thousands)
Non-interest earning checking	$19,770	13.5%	$18,436	12.7%
Interest-earning checking	23,541	16.1	24,459	16.9
Savings accounts	43,740	29.9	44,727	30.8
Money market accounts	19,958	13.6	21,087	14.6
Savings certificates	37,361	25.5	34,376	23.7
Advance payments by borrowers for taxes and insurance	2,065	1.4	1,938	1.3

Total	$146,435	100.0%	$145,023	100.0%

The maturities of savings certificates at June 30, 2019, are summarized as follows:

(Dollars in Thousands)
Within one year	$29,962
Beyond one year but within two years	5,635
Beyond two years but within three years	910
Beyond three years but within four years	187
Beyond four years but within five years	451
Beyond five years	216

Total	$37,361

There were no retail savings certificates with balances of $250 thousand or more on June 30, 2019. At June 30, 2019 and 2018, the Savings Bank had brokered CDs totaling $10.5 million and $9.3 million, respectively.